Discontinued Operations - Assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Dec. 31, 2020	Mar. 31, 2020
Assets and Liabilities
Total consideration	¥ 400,000
SEV related business | Disposal by sale
Assets and Liabilities
Total consideration		¥ 60,000	¥ 60,000